TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The underlying non-standardized pre-approved plan has received an opinion letter from the Internal Revenue Service (“IRS”) dated June 30, 2020, stating that the form of the Plan is qualified under Section 401(a) of the IRC, and therefore, the related trust is tax-exempt. The Plan Administrator has determined that it is eligible to and has chosen to rely on the current IRS non-standardized pre-approved plan opinion letter. Once qualified, the Plan is required to operate in conformity with the IRC to maintain its qualification. The Plan Administrator believes the Plan is in compliance with the applicable requirements of the IRC and therefore, believes that the Plan is qualified, and the related trust is tax-exempt.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not, would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.